Shareholders' Equity and Reclassifications from Accumulated Other Comprehensive Income (Details)	Dec. 31, 2014
Class of Stock
Preferred stock, shares authorized	20,000,000
Common stock, shares authorized	150,000,000
Stock options and other stock awards
Class of Stock
Common stock reserved for future issuance upon conversion or exercise	3,800,000
Convertible notes
Class of Stock
Common stock reserved for future issuance upon conversion or exercise	11,800,000